PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Common Stocks 97.5%
Electric Utilities 47.1%
Alliant Energy Corp.	601,333	$36,705,366
American Electric Power Co., Inc.(a)	923,394	92,524,079
Constellation Energy Corp.	1,960,835	159,984,528
Duke Energy Corp.	494,240	52,839,198
Edison International	1,251,924	84,842,889
Entergy Corp.	1,296,410	149,476,073
Evergy, Inc.	1,056,593	72,408,318
Eversource Energy	1,028,054	92,206,163
Exelon Corp.	3,093,502	135,835,673
FirstEnergy Corp.	1,350,866	53,426,750
NextEra Energy, Inc.	4,366,459	371,411,003
OGE Energy Corp.	982,521	39,831,401
PG&E Corp.*(a)	11,491,084	141,685,066
PNM Resources, Inc.	392,530	18,617,698
PPL Corp.	1,248,150	36,296,202
Southern Co. (The)	957,530	73,796,837
SSE PLC (United Kingdom)	930,743	17,835,568
Xcel Energy, Inc.	1,482,566	110,080,526
		1,739,803,338
Independent Power Producers & Energy Traders 1.8%
AES Corp. (The)(a)	830,122	21,126,605
Drax Group PLC (United Kingdom)	2,970,302	21,910,619
RWE AG (Germany)	471,350	17,994,915
Vistra Corp.	191,868	4,748,733
		65,780,872
Integrated Telecommunication Services 0.5%
Cellnex Telecom SA (Spain), 144A	433,657	16,887,788
Multi-Utilities 28.1%
Ameren Corp.	1,583,635	146,676,274
CenterPoint Energy, Inc.	6,086,232	191,898,895
CMS Energy Corp.	2,145,890	144,933,411
Dominion Energy, Inc.	1,859,216	152,083,869
DTE Energy Co.	856,469	111,632,169
NiSource, Inc.	3,061,183	90,335,510
Public Service Enterprise Group, Inc.	565,229	36,378,138
Sempra Energy(a)	999,603	164,904,507
		1,038,842,773

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Storage & Transportation 12.9%
Cheniere Energy, Inc.	1,235,391	$197,884,930
Energy Transfer LP	5,659,260	66,269,935
Equitrans Midstream Corp.	3,918,441	36,323,948
Targa Resources Corp.	1,505,143	102,695,907
Williams Cos., Inc. (The)	2,151,863	73,227,898
		476,402,618
Renewable Electricity 5.3%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	8,972,233	14,491,647
Clearway Energy, Inc. (Class C Stock)	1,058,403	39,266,751
NextEra Energy Partners LP	1,714,410	140,735,917
		194,494,315
Semiconductor Equipment 0.8%
Enphase Energy, Inc.*	105,916	30,338,579
Water Utilities 1.0%
Essential Utilities, Inc.	753,029	37,011,375

Total Common Stocks (cost $2,350,856,546)		3,599,561,658
Preferred Stock 0.8%
Independent Power Producers & Energy Traders
AES Corp. (The), CVT,6.875%, Maturing 02/15/24(a) (cost $30,548,400)	305,484	29,778,580

Total Long-Term Investments (cost $2,381,404,946)		3,629,340,238

PGIM Jennison Utility Fund
Schedule of Investments as of August 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 3.1%
Affiliated Mutual Fund 2.1%
PGIM Institutional Money Market Fund (cost $76,904,905; includes $76,712,672 of cash collateral for securities on loan)(b)(we)	76,963,646	$76,917,467
Unaffiliated Fund 1.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $38,235,104)	38,235,104	38,235,104

Total Short-Term Investments (cost $115,140,009)		115,152,571

TOTAL INVESTMENTS 101.4% (cost $2,496,544,955)		3,744,492,809
Liabilities in excess of other assets (1.4)%		(50,115,735)

Net Assets 100.0%		$3,694,377,074

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT—Convertible Security
LP—Limited Partnership

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,991,665; cash collateral of $76,712,672 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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